Segment Information - Revenue From Operating Segments Under IFRS (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Net revenues under IFRS	$ 7,644	$ 7,658
Revenues under U.S. GAAP	7,540	7,551
Eliminations and Other [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	(128)	(135)
IFRS Adjustments [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	(104)	(107)
Industrial Activities [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	7,263	7,302
Revenues under U.S. GAAP	7,273	7,325
Industrial Activities [Member] | Agricultural equipment [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	3,706	3,944
Industrial Activities [Member] | Construction equipment [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	774	754
Industrial Activities [Member] | Commercial Vehicles [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	2,354	2,363
Industrial Activities [Member] | Powertrain [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	1,205	977
Industrial Activities [Member] | Eliminations and Other [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	(776)	(736)
Financial services [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	509	491
Revenues under U.S. GAAP	$ 440	$ 417